RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 8: RELATED PARTY TRANSACTIONS

Employee Backpay, Loans Receivable and Loans Payable

As of September 30, 2022 and December 31, 2021, due to related parties includes advances from the former officer, Mark Lynn, who also serves as a director, totaling $104,568, and accrued salary and expense reimbursements of $120,350 and $126,706, respectively, to current officers.

As of June 30, 2022, due to related parties also included an advance of $25,000 from the CEO. In August 2022, the Company issued 1 share of Series A preferred stock to the CEO for $25,000. Accordingly, the due to related parties balance was reduced to $0.

As of September 30, 2022, H&J had an outstanding note payable of $140,928 owned by the H&J Seller.

NOTE 9: RELATED PARTY TRANSACTIONS

Employee Backpay, Loans Receivable and Loans Payable

As of December 31 2021 and 2020, due to related parties includes advances from the former officer, Mark Lynn, who also serves as a director, totaled $104,568 and $194,568 respectively, and accrued salary and expense reimbursements of $126,706 and $246,885 respectively, to current officers. Upon closing of the IPO, 251 shares of common stock were issued to directors as conversion of balances owed.

The current CEO, Hil Davis, previously advanced funds to the Company for working capital. These prior advances were converted to a note payable totaling $115,000. Upon closing of the IPO, 1,273 shares of common stock were issued to the CEO as conversion of the outstanding note payable and related accrued interest, accrued compensation and other consideration. As of a result of the transaction, the Company recorded an additional $233,184 in stock compensation expense, which is included in general and administrative expenses in the consolidated statements of operations.

As of December 31, 2021, H&J had an outstanding note payable of $299,489 owned by the H&J Seller. The note matures on July 10, 2022 and bears interest at 12% per annum.